FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE
Schedule of financial instruments measured at fair value on a recurring basis

	Balance	Level 1	Level 2	Level 3
December 31, 2023
Cash and cash equivalents	$9,564,988	$9,564,988	$—	$—
Total assets	$9,564,988	$9,564,988	$—	$—

Warrant liability	$16,120,898	$—	$2,989,207	$13,131,691
Total liabilities	$16,120,898	$—	$2,989,207	$13,131,691

December 31, 2022
Cash and cash equivalents	$19,866,358	$19,866,358	$—	$—
Total assets	$19,866,358	$19,866,358	$—	$—

Warrant liability	$5,972,252	$—	$—	$5,972,252
Total liabilities	$5,972,252	$—	$—	$5,972,252

Schedule of modified option pricing assumptions and assumptions used upon issuance

	September 8	December 31
Volatility	83.0-84.0%	82.0-83.0%
Risk-free interest rate	4.39-5.53%	3.80-5.40%
Expected life (years)	0.4-5.0	0.3-4.7
Dividend	0%	0%

	October 20,	December 31,	December 31,
	2022	2022	2023
Volatility	84.5%	86.5%	81.1%
Risk-free interest rate	4.45%	3.99%	3.84%
Expected life (years)	5.0	4.8	3.8
Dividend	0%	0%	0%

Schedule of changes in the fair market value of the warrants

Level 3
Fair value of Level 3 liabilities as of January 1, 2022	$2,600,000
Issuance of 2022 Common Warrants	7,005,493
Change in fair value	(3,633,241)
December 31, 2022, fair value of Level 3 liabilities	$5,972,252
Issuance of September 2023 Warrants	$4,800,000
Exercise of 2022 Common Warrants	(732,612)
Change in fair value	3,092,051
December 31, 2023, fair value of Level 3 liabilities	$13,131,691